Stock Options and Warrants (Details 1) (Nonvested shares, USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Nonvested shares
Non-vested shares
Number of Nonvested shares		30,000	30,000	60,000
Granted	40,000	2,000	2,000	2,017,000
Forfeited / Expired				(50,000)
Vested	(30,000)	(2,000)	(32,000)	(1,997,000)
Vested One		(30,000)
Number of Nonvested shares	10,000			30,000
Weighted Average Exercise Price, Nonvested shares		$ 2.60	$ 2.60	$ 2.60
Weighted Average Exercise Price, Granted	$ 1.80	$ 1.38	$ 1.38	$ 1.70
Weighted Average Exercise Price, Forfeited Expired				$ 1.70
Weighted Average Exercise Price, Vested	$ 1.80	$ 1.70	$ 2.52	$ 1.70
Weighted Average Exercise Price, Vested One		$ 2.60
Weighted Average Exercise Price, Nonvested shares	$ 1.80			$ 2.60
Weighted Average Remaining Contractual Term, Nonvested shares (in years)		5 years 9 months 29 days	5 years 9 months 29 days	6 years 9 months 29 days
Weighted Average Remaining Contractual Term, Granted (in years)	4 years 9 months 22 days	4 years 9 months 29 days	4 years 9 months 29 days	11 months 16 days
Weighted Average Remaining Contractual Term, Forfeited Expired (in years)				11 months 1 day
Weighted Average Remaining Contractual Term, Vested (in years)	4 years 9 months 22 days	4 years 9 months 29 days	3 years 9 months 29 days	8 months 19 days
Weighted Average Remaining Contractual Term, Nonvested shares (in years)	4 years 6 months 18 days			5 years 9 months 29 days